Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (4,995,703)	$ (4,194,698)	$ (16,983,511)	$ (17,070,223)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	13,656	16,485	69,673	57,977
Stock-based compensation	155,385	125,215	488,326	469,846
Amortization of debt issuance costs	75,561		188,686
Interest expense related to convertible note conversion	204,929		2,823
Changes in operating assets and liabilities:
Accounts receivable	(28,296)	63,457	114,359	(60,566)
Prepaid expenses and current other assets	(337,174)	214,040	90,404	(210,106)
Accounts payable and other current liabilities	982,521	(97,626)
Accounts payable and accrued expenses			311,096	(1,071,610)
Net cash used in operating activities	(3,929,121)	(3,873,127)	(15,718,144)	(17,884,682)
Investing activities:
Purchase of furniture and equipment	(2,208)	(110,449)	(113,297)	(41,037)
Net cash used in investing activities	(2,208)	(110,449)	(113,297)	(41,037)
Financing activities:
Proceeds from exercise of stock options			18,968	3,000
Proceeds from issuances of convertible notes	297,354		12,542,203
Proceeds from sale of common stock	40,247,775
Cash paid for debt issuance costs			(264,247)
Cash paid in connection with the sale of common stock	(3,084,385)
Net cash provided by financing activities	37,460,744		12,296,924	3,000
Net increase (decrease) in cash and cash equivalents	33,529,415	(3,983,576)	(3,534,517)	(17,922,719)
Cash and cash equivalents at beginning of year	1,609,694	5,144,211	5,144,211	23,066,930
Cash and cash equivalents, end of year	35,139,109	1,160,635	1,609,694	5,144,211
Non-cash financing activities
Conversion of preferred stock into common stock	74,701,187
Conversion of notes and accrued interest into common stock	13,447,934
Accretion of preferred stock to redemption value	$ 943,297	$ 1,015,371	4,152,801	$ 348,436
Extinguishment of preferred stock			$ (224,224)